STOCK OPTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
STOCK OPTIONS [Text Block]
8.	STOCK OPTIONS

Based on the Company’s stock option plan, most recently approved by the Company’s shareholders at the annual general meeting held on June 24, 2015, Western may issue stock options for the purchase of up to 10% of issued capital. The exercise price of the stock options must be greater than, or equal to, the market value of the Company’s common shares on the last trading day immediately preceding the date of grant. Stock options vest over a two year period from the date of grant unless otherwise determined by the directors. The maximum stock option term is 10 years. At December 31, 2017, the Company could issue an additional 5,382,058 stock options under the terms of the plan.

A summary of the Company’s stock options outstanding and the changes for the years then ended, is presented below:

	Number of	Weighted average
	Stock options	exercise price
		$
DECEMBER 31, 2015	6,217,334	1.24

Granted	1,550,000	0.96
Exercised	(270,666)	0.70
Expired	(1,525,000)	2.84

DECEMBER 31, 2016	5,971,668	0.79

Exercised	(1,688,333)	0.85

DECEMBER 31, 2017	4,283,335	0.76

Stock options outstanding are as follows:

Stock options outstanding,	Number of	Weighted average	Average
by exercise price	Stock options	exercise price	remaining
			contractual life
		$	years
$0.50	741,667	0.50	2.61
$0.60 – 0.67	1,300,000	0.61	0.65
$0.80 – 0.88	658,334	0.88	1.54
0.96	1,583,334	0.96	3.62

DECEMBER 31, 2017	4,283,335	0.76	2.23

Of the total stock options outstanding, 3,249,992 were vested and exercisable at December 31, 2017. The weighted average exercise price of vested stock options is $0.70 and the average remaining contractual life is 1.76 years.